UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|08

Annual report

Putnam VT High Yield Fund

Putnam Investments

Putnam VT High Yield Fund

Putnam Investments is pleased to provide this annual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are pleased to announce several important changes to our equity fund lineup and portfolio management under President and Chief Executive Officer Robert L. Reynolds. Key among them is replacing the team management structure of Putnam equity funds with a more nimble decision-making process that vests full authority and responsibility with individual fund managers. In other moves aimed at achieving performance excellence, Putnam has bolstered its ranks of seasoned equity analysts with several important hires.

INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income

PORTFOLIO
Primarily high-yielding corporate bonds rated below investment grade

NET ASSET VALUE	December 31, 2008
Class IA	$5.00
Class IB	$4.96

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 12/31/08)	IA Shares*	IB Shares†

1 year	–26.21%	–26.37%

5 years	–3.30	–4.66

Annualized	–0.67	–0.95

10 years	22.90	20.18

Annualized	2.08	1.86

Life	239.86	227.40

Annualized	6.02	5.83

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Class inception date: February 1, 1988.

†Class inception date: April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

CREDIT QUALITY
Aaa	7.33%	Ba	27.15%
Aa	—	B	41.48%
A	0.51%	Other	19.11%
Baa	4.42%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade.The chart reflects Moody's ratings; percentages may include bonds not rated by Moody's but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During 2008, the fallout from the collapse in subprime mortgages led to a broad deleveraging in the financial system. This was followed by government-led initiatives to bail out financial institutions, a seizing up of the credit markets, and a dramatic slowdown in global economic growth. Given this backdrop, investors’ risk appetites dried up, and liquidity in many fixed-income sectors evaporated for significant stretches. This void was filled by a “flight to quality,” with investors piling into the safe haven of U.S. Treasuries, leading to sharp underperformance for many segments of the bond market. High-yield bonds were especially hard hit, and their yield spreads versus Treasuries reached unprecedented levels late in the year. In this environment, the managers’ focus on higher-quality segments of the high-yield market helped reduce the negative impact of market turmoil, as the fund’s class IA shares had a loss of 26.21% at net asset value for the 12 months ended December 31, 2008.

The fund’s performance benefited over the year from strong relative returns from the fund’s underweight to the financials, gaming and leisure, and service industry sectors. Decisions that were especially helpful included underweights to both resort operator Harrah’s and mortgage lender Residential Capital. The fund was also helped by its underexposure to TL Acquisition, Inc., a bond issued to finance a leveraged buyout of the textbook and testing unit of publisher Thomson Corp. Residential Capital and TL Acquisition were both sold by period-end. Another contributor to performance, in that it was down much less than the overall high-yield market, was the fund’s positioning within the capital structure of Intelsat, Ltd., the world’s largest provider of communications satellite services.

On the downside, performance was hurt by exposure to a pair of lower-quality diversified media companies, American Media, Inc. and Vertis Communications. Two energy companies,

2

Compton Petroleum Corp. and Stallion Oilfield Services, also held back returns. Holdings of residential building product manufacturer Nortek were another leading detractor from fund performance. Finally, a position in leveraged bank loans, which was initiated to enhance the fund’s quality profile, affected returns as that market was hit especially hard by selling from investors forced to deleverage as a result of the credit crunch.

Entering a new year, the yield advantage provided by high-yield bonds is at an all-time high, by any measure. This is the result not only of the broad deleveraging that has been occurring in the financial markets, but also of concerns over the health of the global economy and its impact on high-yield fundamentals. While the fund’s managers expect defaults to continue to increase in 2009, high-yield valuations appear extraordinarily attractive. As a result, the managers anticipate taking a modestly more-aggressive stance in the fund, while continuing to be highly selective with respect to issues in the lower tier in terms of quality.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Cumulative total returns of a $10,000 investment in class IA and class IB shares at net asset value — since 12/31/98

The JPMorgan Developed HighYield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index.

FUND MANAGEMENT

The fund is managed by Paul Scanlon, Norman Boucher, and Robert Salvin. Listed below are the Putnam Funds managed by these fund managers. They may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name Paul Scanlon

Funds Managed
VT Diversified Income
Fund VT High Yield Fund
High Yield Advantage Fund
Floating Rate Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Norman Boucher	VT High Yield Fund High Yield Advantage Fund Floating Rate Income Fund

Robert Salvin	VT High Yield Fund Convertible Income-Growth Trust High Yield Advantage Fund Floating Rate Income Fund High Income Securities Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

3

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT High Yield Fund
Expenses paid per $1,000	$3.15	$4.24	$3.66	$4.93
Ending value (after expenses)	$739.60	$739.20	$1,021.52	$1,020.26
Annualized expense ratio*	0.72%	0.97%	0.72%	0.97%
Lipper peer group avg. expense ratio†	0.72%	0.97%	0.72%	0.97%

* For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

4

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes

5

in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT High Yield Fund	55th	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

6

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT High Yield Fund	24th (108)	11th (92)	15th (80)
Lipper VP (Underlying Funds) — High Current Yield Funds

7

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

8

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT High Yield Fund	67% (69/103)	44% (35/79)	24% (12/49)
Lipper VP (Underlying Funds) — High Current Yield Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of certain funds. Also in 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to certain funds, and PAC’s Singapore branch would begin providing discretionary investment management services to certain funds. The applicable funds and their respective sub-management and/or sub-advisory contracts are listed in the table below, along with the Trustee approval date, the effective date of the services, and the type of PAC services provided, if applicable. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract and the sub-advisory contract in respect of the funds in Putnam Variable Trust listed below.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

9

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

10

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund’s portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT High Yield Fund (the “fund”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

11

Putnam VT High Yield Fund

The fund’s portfolio
12/31/08

CORPORATE BONDS AND NOTES (76.0%)*

	Principal amount	Value

Advertising and marketing services (0.3%)
Lamar Media Corp. company
guaranty 7 1/4s, 2013	$1,035,000	$825,413
Lamar Media Corp. sr. unsec.
sub. notes Ser. C, 6 5/8s, 2015	330,000	238,425
		1,063,838

Automotive (2.2%)
Allison Transmission 144A company
guaranty 11s, 2015	1,260,000	617,400
Dana Corp. escrow sr. notes 5.85s,
2015 (In default) †	1,540,000	154
Ford Motor Credit Co., LLC
notes 7 7/8s, 2010	2,385,000	1,908,429
Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	760,000	573,800
Ford Motor Credit Co., LLC
sr. unsec. notes 9 3/4s, 2010	978,000	801,960
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	1,370,000	1,203,163
General Motors Corp. sr. unsec.
unsub. notes 7.2s, 2011	2,520,000	529,200
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	440,000	167,200
Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013	80,000	49,600
Tenneco, Inc. sr. unsec. notes
company guaranty 8 1/8s, 2015	235,000	108,100
TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017	1,260,000	642,600
UCI Holdco, Inc. sr. unsec.
notes FRN 9.996s, 2013 ‡‡	928,266	157,805
		6,759,411

Basic materials (6.7%)
Airgas, Inc. 144A company
guaranty sr. sub. notes 7 1/8s, 2018	1,290,000	1,102,950
AK Steel Corp. company
guaranty 7 3/4s, 2012	1,595,000	1,244,100
Aleris International, Inc. company
guaranty 10s, 2016	805,000	130,813
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	1,320,000	79,200
ARCO Chemical Co. debs.
10 1/4s, 2010	715,000	114,400
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
6.399s, 2012	1,255,000	407,875
Century Aluminum Co. company
guaranty 7 1/2s, 2014	480,000	276,000
Clondalkin Acquisition BV 144A
company guaranty sr. sec.
notes FRN 3.996s, 2013
(Netherlands)	850,000	429,250
Compass Minerals
International, Inc. sr. disc.
notes Ser. B, 12s, 2013	267,000	267,668

CORPORATE BONDS AND NOTES (76.0%)* continued

Principal amount			Value

Basic materials continued
Domtar Corp. company
guaranty Ser. *, 7 7/8s, 2011
(Canada)		$315,000	$267,750
Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes 6 7/8s, 2014		450,000	405,000
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017		2,535,000	2,085,038
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec.
notes 8 1/4s, 2015		1,490,000	1,281,400
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes FRN
7.084s, 2015		445,000	306,940
Georgia-Pacific Corp.
debs. 9 1/2s, 2011		1,100,000	1,039,500
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011 (Canada)		1,475,000	1,489,750
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		640,000	182,400
Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 7 7/8s, 2014		1,080,000	577,800
Huntsman, LLC company
guaranty sr. unsub. notes
11 5/8s, 2010		4,000	3,500
International Paper Co.
bonds 7.4s, 2014		870,000	672,872
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012		340,000	57,800
Metals USA, Inc. sec.
notes 11 1/8s, 2015		1,425,000	840,750
Momentive Performance
Materials, Inc. company
guaranty sr. unsec. notes
9 3/4s, 2014		2,440,000	1,037,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		895,000	716,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		200,000	164,000
NewPage Corp. company
guaranty 10s, 2012		1,275,000	561,000
NewPage Holding Corp.
sr. notes FRN 10.265s, 2013 ‡‡		444,226	66,634
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011
(Canada)		1,215,000	534,600
Novelis, Inc. company
guaranty 7 1/4s, 2015		1,770,000	1,026,600
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	770,000	730,893
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		$240,000	175,200

12

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Basic materials continued
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	$2,095,000	$1,445,550
Stone Container Corp.
sr. notes 8 3/8s, 2012	650,000	107,250
Tube City IMS Corp. company
guaranty 9 3/4s, 2015	1,085,000	379,750
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company
guaranty 11 3/8s, 2016	625,000	187,500
		20,394,733

Broadcasting (1.7%)
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	1,000,000	580,000
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	215,000	25,800
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	2,470,000	2,278,575
DirecTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	365,000	354,050
Echostar DBS Corp.
sr. notes 6 3/8s, 2011	1,650,000	1,534,500
Sirius Satellite Radio, Inc.
sr. unsec. notes 9 5/8s, 2013	1,265,000	235,606
Univision Communications, Inc.
144A company guaranty unsec.
notes 9 3/4s, 2015 ‡‡	795,000	99,375
Young Broadcasting, Inc. company
guaranty 10s, 2011	847,000	8,470
Young Broadcasting, Inc.
sr. sub. notes 8 3/4s, 2014	290,000	2,900
		5,119,276

Building materials (0.9%)
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	1,735,000	1,366,312
NTK Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(10 3/4s, 9/1/09), 2014 ††	1,545,000	332,175
Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	520,000	401,700
Texas Industries, Inc. 144A
company guaranty sr. unsec.
notes 7 1/4s, 2013	210,000	162,225
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sec.
notes 10s, 2013	255,000	173,400
THL Buildco, Inc. (Nortek
Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	1,870,000	430,100
		2,865,912

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Cable television (1.9%)
Adelphia Communications Corp.
zero %, 2009		$80,000	$2,300
Adelphia Communications Corp.
zero %, 2009		130,000	3,738
Adelphia Communications Corp.
zero %, 2009		140,000	4,025
Adelphia Communications Corp.
escrow zero %, 2009		755,000	21,706
Adelphia Communications Corp.
escrow bonds zero %, 2010		290,000	8,338
Atlantic Broadband Finance, LLC
company guaranty 9 3/8s, 2014		520,000	356,850
Cablevision Systems Corp.
sr. notes Ser. B, 8s, 2012		1,145,000	1,019,050
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015		15,000	1,200
CCH I, LLC sec. notes 11s, 2015		3,349,000	586,075
CCH II, LLC sr. unsec.
notes 10 1/4s, 2010		425,000	195,500
CCH II, LLC sr. unsec.
notes Ser. B, 10 1/4s, 2010		1,790,000	787,600
CCO Holdings LLC/CCO Holdings
Capital Corp. sr. unsec.
notes 8 3/4s, 2013		640,000	403,200
CSC Holdings, Inc.
sr. notes 6 3/4s, 2012		1,080,000	988,200
Mediacom LLC/Mediacom
Capital Corp. sr. unsec.
notes 9 1/2s, 2013		295,000	222,725
NTL Cable PLC sr. notes 9 1/8s,
2016 (United Kingdom)		580,000	429,200
Rainbow National Services, LLC
144A sr. notes 8 3/4s, 2012		930,000	837,000
			5,866,707

Capital goods (4.7%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016		645,000	580,500
Baldor Electric Co. company
guaranty 8 5/8s, 2017		385,000	288,750
BBC Holding Corp.
sr. notes 8 7/8s, 2014		255,000	110,925
Berry Plastics Corp. company
guaranty sr. sec. notes FRN
9.503s, 2015		700,000	483,000
Bombardier, Inc. 144A sr. unsec.
notes FRN 7.37s, 2013 (Canada)	EUR	450,000	444,621
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		$874,000	865,260
General Cable Corp. company
guaranty sr. unsec. notes FRN
6.258s, 2015		1,250,000	584,375
Hawker Beechcraft
Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017		1,290,000	348,300

13

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Capital goods continued
Hawker Beechcraft
Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		$100,000	$41,000
Hexcel Corp.
sr. sub. notes 6 3/4s, 2015		1,485,000	1,128,600
L-3 Communications Corp. company
guaranty 7 5/8s, 2012		640,000	625,600
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		1,510,000	1,411,850
L-3 Communications Corp. company
guaranty sr. unsec.
sub. notes 6 1/8s, 2014		10,000	9,075
Legrand SA unsec.
unsub. debs. 8 1/2s, 2025
(France)		2,235,000	1,955,017
Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	255,000	277,645
RBS Global, Inc. / Rexnord Corp.
company guaranty 9 1/2s, 2014		$580,000	432,100
Ryerson Tull, Inc. 144A sec.
notes 12 1/4s, 2015		1,035,000	639,113
Sequa Corp. 144A company
guaranty sr. unsec.
notes 11 3/4s, 2015		305,000	115,900
TD Funding Corp. company
guaranty 7 3/4s, 2014		1,130,000	926,600
Terex Corp. company
guaranty 7 3/8s, 2014		1,615,000	1,405,050
Titan International, Inc. company
guaranty 8s, 2012		1,295,000	958,300
WCA Waste Corp. company
guaranty 9 1/4s, 2014		910,000	673,400
			14,304,981

Coal (1.2%)
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013		2,355,000	2,048,850
Peabody Energy Corp. company
guaranty 7 3/8s, 2016		1,855,000	1,743,700
			3,792,550

Commercial and consumer services (0.4%)
Aramark Corp. company
guaranty 8 1/2s, 2015		1,465,000	1,325,825
			1,325,825

Consumer (0.7%)
Jostens IH Corp. company
guaranty 7 5/8s, 2012		1,685,000	1,381,700
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015		1,665,000	776,306
			2,158,006

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Consumer staples (3.1%)
Archibald Candy Corp. company
guaranty 10s, 2009 (In default) (F) †	$176,170	$2,721
Chiquita Brands
International, Inc.
sr. notes 7 1/2s, 2014	1,165,000	792,200
Chiquita Brands
International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015	205,000	145,550
Church & Dwight Co., Inc. company
guaranty 6s, 2012	595,000	571,200
Constellation Brands, Inc. company
guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	945,000	893,025
Dean Foods Co. company
guaranty 7s, 2016	850,000	722,500
Del Monte Corp.
sr. sub. notes 8 5/8s, 2012	1,305,000	1,265,850
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	860,000	559,000
Jarden Corp. company
guaranty 7 1/2s, 2017	1,055,000	720,038
OSI Restaurant Partners, Inc.
company guaranty 10s, 2015	535,000	96,300
Pinnacle Foods Finance LLC
sr. sub. notes 10 5/8s, 2017	650,000	351,000
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	1,408,000	1,295,360
Rite Aid Corp. company
guaranty 9 1/2s, 2017	990,000	344,025
Rite Aid Corp. sec. notes
7 1/2s, 2017	345,000	224,250
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	1,480,000	270,100
Spectrum Brands, Inc. sr. unsec.
sub. notes company
guaranty stepped-coupon 12 1/2s
(12 3/4s, 4/2/09), 2013 †† ‡‡	1,015,000	276,588
Tyson Foods, Inc. sr. unsec.
notes 8 1/4s, 2011	595,000	529,550
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	365,000	288,350
		9,347,607

Energy (0.5%)
Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	2,020,000	1,575,600
		1,575,600

Energy (oil field) (1.7%)
Complete Production Services, Inc.
company guaranty 8s, 2016	1,160,000	730,800
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	161,000	123,970
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	1,950,000	1,033,500

14

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Energy (oil field) continued
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	$555,000	$360,750
Key Energy Services, Inc. company
guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	670,000	442,200
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	1,065,000	766,800
Oslo Seismic Services, Inc. 1st
mtge. 8.28s, 2011	516,760	529,156
Pride International, Inc.
sr. unsec. notes 7 3/8s, 2014	810,000	753,300
Stallion Oilfield
Services/Stallion Oilfield
Finance Corp. 144A sr. unsec.
notes 9 3/4s, 2015	2,020,000	545,400
		5,285,876

Entertainment (1.1%)
AMC Entertainment, Inc. company
guaranty 11s, 2016	674,000	470,958
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	1,020,000	295,800
Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014	685,000	198,650
Cinemark, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	495,000	400,331
Hertz Corp. company
guaranty 8 7/8s, 2014	1,420,000	873,300
Marquee Holdings, Inc. sr. disc.
notes 12s, 2014	1,275,000	650,250
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	245,000	111,475
Universal City Florida Holding Co.
sr. unsec. notes FRN 7.943s, 2010	780,000	335,400
		3,336,164

Financials (2.4%)
E*Trade Financial Corp. sr. unsec.
notes 8s, 2011	820,000	373,100
GMAC, LLC 144A sr. unsec.
unsub. notes 7 3/4s, 2010	69,000	53,701
GMAC, LLC 144A sr. unsec.
unsub. notes 7s, 2012	1,189,000	1,069,636
GMAC, LLC 144A sr. unsec.
unsub. notes 6 7/8s, 2012	395,000	315,408
GMAC, LLC 144A sr. unsec.
unsub. notes 6 3/4s, 2014	128,000	72,960
GMAC, LLC 144A sr. unsec.
unsub. notes 6 5/8s, 2012	2,333,000	1,790,764
GMAC, LLC 144A sr. unsec.
unsub. notes FRN 4.403s, 2014	1,311,000	910,267
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	335,000	147,819
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014	240,000	146,700

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Financials continued
Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	$1,180,000	$1,051,674
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	400,000	321,000
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	920,000	683,100
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	525,000	257,895
Nuveen Investments, Inc. 144A
sr. notes 10 1/2s, 2015	725,000	160,406
Rouse Co., LP (The) / TRC Property
Holdings, Inc. 144A sr. unsec.
unsub. notes 6 3/4s, 2013 (R)	135,000	48,600
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.024s, 2014	215,000	87,344
		7,490,374

Gaming and lottery (2.7%)
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	670,000	395,300
Boyd Gaming Corp.
sr. sub. notes 6 3/4s, 2014	680,000	428,400
Harrah’s Operating Co., Inc. 144A
company guaranty sr. notes
10 3/4s, 2016	2,425,000	691,125
Harrah’s Operating Co., Inc. 144A
company guaranty sr. sec.
notes 10s, 2018	556,000	202,940
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	1,445,000	567,163
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	1,090,000	915,600
MGM Mirage, Inc. company
guaranty 6s, 2009	1,735,000	1,656,925
Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	1,025,000	594,500
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	1,225,000	931,000
Station Casinos, Inc.
sr. notes 6s, 2012	1,020,000	204,000
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s,
2015 (In default)	2,130,000	282,225
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	1,789,000	1,350,695
		8,219,873

Health care (8.8%)
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	2,525,000	2,323,000
DaVita, Inc. company
guaranty 6 5/8s, 2013	1,350,000	1,282,500

15

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Health care continued
Elan Finance PLC/Elan
Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	$1,700,000	$1,011,500
HCA, Inc. company guaranty
sr. sec. notes 9 5/8s, 2016 ‡‡	965,000	752,700
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,335,000	2,142,361
HCA, Inc. sr. sec. notes 9 1/8s, 2014	2,605,000	2,416,136
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	225,000	198,000
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	520,000	317,200
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	555,000	335,775
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	1,560,000	967,200
IASIS Healthcare/IASIS
Capital Corp.
sr. sub. notes 8 3/4s, 2014	100,000	77,500
Omnicare, Inc. company
guaranty 6 3/4s, 2013	90,000	76,500
Omnicare, Inc.
sr. sub. notes 6 1/8s, 2013	255,000	214,200
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	1,275,000	937,125
Select Medical Corp. company
guaranty 7 5/8s, 2015	2,040,000	1,081,200
Service Corporation International
debs. 7 7/8s, 2013	688,000	613,180
Service Corporation International
sr. unsec. unsub. notes 6 3/4s, 2016	495,000	376,200
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	1,785,000	1,369,986
Sun Healthcare Group, Inc. company
guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	980,000	857,500
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017	1,115,000	579,800
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015 ‡‡	705,000	430,050
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	600,000	483,000
Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	1,570,000	1,118,625
Tenet Healthcare Corp. sr. unsec.
notes 6 1/2s, 2012	340,000	258,400
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	1,445,000	1,116,262
United Surgical Partners
International, Inc. company
guaranty sr. unsec.
sub. notes 8 7/8s, 2017	390,000	267,150
US Oncology, Inc. company
guaranty 9s, 2012	1,345,000	1,223,950
Vanguard Health Holding Co.
II, LLC sr. sub. notes 9s, 2014	1,850,000	1,544,750
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	2,305,000	2,051,450

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Health care continued
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	$395,000	$300,200
Ventas Realty LP/Capital Corp.
sr. notes 6 1/2s, 2016 (R)	530,000	388,225
		27,111,625

Homebuilding (1.0%)
D.R. Horton, Inc. company
guaranty 8s, 2009	100,000	99,250
D.R. Horton, Inc. company
guaranty sr. unsub. notes 5s, 2009	765,000	761,175
K. Hovnanian Enterprises, Inc.
company guaranty sr. sec.
notes 11 1/2s, 2013	735,000	558,600
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	1,110,000	555,000
Meritage Homes Corp. sr. notes
7s, 2014	205,000	116,850
Realogy Corp. company
guaranty sr. unsec.
notes 10 1/2s, 2014 (R)	2,625,000	452,813
Toll Brothers, Inc. company
guaranty sr. unsec.
sub. notes 8 1/4s, 2011	645,000	593,400
		3,137,088

Household furniture and appliances (0.1%)
Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	535,000	315,650
		315,650

Lodging/Tourism (0.7%)
FelCor Lodging LP company
guaranty 8 1/2s, 2011 (R)	505,000	373,700
Host Marriott LP company
guaranty Ser. Q, 6 3/4s, 2016 (R)	30,000	21,900
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	1,715,000	1,453,462
Seminole Hard Rock
Entertainment, Inc. 144A sr. sec.
notes FRN 4.496s, 2014	830,000	419,150
		2,268,212

Media (1.7%)
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	695,000	417,869
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	1,330,000	970,900
Affinity Group, Inc.
sr. sub. notes 9s, 2012	1,295,000	725,200
Idearc, Inc. company guaranty
8s, 2016	2,925,000	219,375
Liberty Media, LLC sr. notes
5.7s, 2013	495,000	324,511
Liberty Media, LLC sr. unsec.
notes 7 7/8s, 2009	615,000	600,003

16

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Media continued
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
10s, 2014	$1,280,000	$1,024,000
Nielsen Finance LLC/Nielsen
Finance Co. company
guaranty stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	1,315,000	476,688
R.H. Donnelley Corp. sr. unsec.
notes 6 7/8s, 2013	6,000	810
R.H. Donnelley Corp. sr. unsec.
unsub. notes 8 7/8s, 2017	18,000	2,700
R.H. Donnelley, Inc. 144A company
guaranty sr. unsec.
notes 11 3/4s, 2015	1,689,000	413,805
		5,175,861

Oil and gas (7.8%)
Chaparral Energy, Inc. company
guaranty sr. unsec. notes
8 7/8s, 2017	1,465,000	293,000
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2014	500,000	422,500
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	1,320,000	1,135,200
Chesapeake Energy Corp.
sr. notes 7s, 2014	240,000	199,200
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	2,120,000	636,000
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	1,000,000	770,000
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	1,250,000	500,000
Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	1,305,000	926,550
El Paso Corp. sr. unsec.
notes 12s, 2013	250,000	248,125
El Paso Natural Gas Co.
debs. 8 5/8s, 2022	360,000	324,369
Encore Acquisition Co.
sr. sub. notes 6 1/4s, 2014	495,000	336,600
Encore Acquisition Co.
sr. sub. notes 6s, 2015	1,643,000	1,059,735
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,108,686
Harvest Operations Corp.
sr. notes 7 7/8s, 2011 (Canada)	1,350,000	972,000
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 7 3/4s, 2015	535,000	377,175
Newfield Exploration Co.
sr. sub. notes 7 1/8s, 2018	625,000	487,500
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	2,220,000	1,820,400
OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	370,000	199,800

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Oil and gas continued
OPTI Canada, Inc. company
guaranty sr. sec. notes 7 7/8s,
2014 (Canada)	$840,000	$428,400
Pacific Energy Partners/Pacific
Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	659,444
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	1,390,000	1,125,900
PetroHawk Energy Corp. 144A
sr. unsec. unsub. notes 7 7/8s, 2015	1,145,000	847,300
Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	855,000	534,375
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)	1,270,000	806,450
Plains Exploration &
Production Co. company
guaranty 7 3/4s, 2015	245,000	184,975
Plains Exploration &
Production Co. company
guaranty 7s, 2017	1,425,000	976,125
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	940,000	502,900
Quicksilver Resources, Inc.
company guaranty sr. unsec.
notes 8 1/4s, 2015	355,000	225,425
Sabine Pass LNG LP sec.
notes 7 1/2s, 2016	950,000	684,000
SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN
7.508s, 2014	495,000	263,248
SandRidge Energy, Inc. company
guaranty unsec.
unsub. notes 8 5/8s, 2015 ‡‡	1,385,000	727,125
SandRidge Energy, Inc.
sr. notes 8s, 2018	165,000	91,575
Targa Resources, Inc. company
guaranty sr. unsec. notes 8 1/2s, 2013	2,010,000	1,085,400
Whiting Petroleum Corp. company
guaranty 7s, 2014	2,140,000	1,508,700
Williams Cos., Inc. (The)
notes 7 3/4s, 2031	695,000	476,075
Williams Cos., Inc. (The)
sr. unsec. notes 7 5/8s, 2019	550,000	429,688
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	435,000	405,521
		23,779,466

Publishing (0.5%)
American Media, Inc. sr. unsec.
sub. notes company
guaranty 8 7/8s, 2011	260,000	52,325
American Media, Inc. sr. unsec.
sub. notes company
guaranty Ser. B, 10 1/4s, 2009	1,815,000	363,000

17

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Publishing continued
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 10 1/4s, 2009	$65,993	$13,199
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 8 7/8s, 2011	9,454	1,903
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	895,304	393,934
Cenveo Corp. 144A company
guaranty sr. unsec.
notes 10 1/2s, 2016	720,000	417,600
Dex Media, Inc. sr. unsec. disc.
notes 9s, 2013	275,000	50,875
Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016
(Canada)	270,000	182,250
Reader’s Digest Association, Inc.
(The) company guaranty sr. unsec.
sub. notes 9s, 2017	1,295,000	106,838
Vertis, Inc. company guaranty
sr. notes zero %, 2014 (F) ‡‡	648,280	51,862
		1,633,786

Regional Bells (1.4%)
Cincinnati Bell, Inc. company
guaranty 7s, 2015	520,000	397,800
Citizens Communications Co.
notes 9 1/4s, 2011	1,075,000	1,021,250
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	595,000	425,425
Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	2,140,000	1,979,500
Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025	555,000	371,850
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015	140,000	116,900
		4,312,725

Retail (1.0%)
Asbury Automotive Group, Inc.
sr. sub. notes 8s, 2014	910,000	432,250
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	810,000	97,200
Burlington Coat Factory
Warehouse Corp. company
guaranty sr. unsec.
notes 11 1/8s, 2014	1,065,000	319,500
Harry & David Holdings, Inc.
company guaranty 9s, 2013	860,000	275,200
Harry & David Holdings, Inc.
company guaranty sr. unsec.
notes FRN 7.203s, 2012	285,000	82,650
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	1,540,000	500,500

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Retail continued
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015 ‡‡	$1,650,000	$726,000
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	1,245,000	578,925
		3,012,225

Technology (4.1%)
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	730,000	339,450
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	1,132,000	645,240
Avago Technologies Finance company
guaranty 11 7/8s, 2015
(Singapore)	270,000	185,401
Avago Technologies Finance company
guaranty 10 1/8s, 2013
(Singapore)	480,000	365,400
Avago Technologies Finance company
guaranty FRN 7.703s, 2013 (Singapore)	6,000	4,778
Celestica, Inc.
sr. sub. notes 7 7/8s, 2011 (Canada)	325,000	295,750
Celestica, Inc.
sr. sub. notes 7 5/8s, 2013 (Canada)	425,000	348,500
Ceridian Corp. 144A sr. unsec.
notes 11 1/2s, 2015	1,030,000	547,188
Compucom Systems, Inc.
sr. sub. notes 12 1/2s, 2015	430,000	290,250
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	2,050,000	902,000
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	1,440,000	590,400
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 9 1/8s, 2014 ‡‡	125,000	28,750
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	1,895,000	1,539,688
Iron Mountain, Inc. company
guaranty sr. unsec.
sub. notes 8s, 2020	240,000	192,600
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	840,000	336,000
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011
(Cayman Islands)	690,000	72,450
Nortel Networks, Ltd. company
guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	400,000	106,000
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN
9.003s, 2011 (Canada)	1,230,000	307,500
Nortel Networks, Ltd. 144A
sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	730,000	193,450

18

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Technology continued
NXP BV/NXP Funding, LLC company
guaranty sr. sec. notes FRN
7.503s, 2013 (Netherlands)		$680,000	$226,100
NXP BV/NXP Funding, LLC sec.
notes 7 7/8s, 2014 (Netherlands)		655,000	255,450
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015		845,000	126,750
Sanmina Corp. company
guaranty sr. unsec.
sub. notes 6 3/4s, 2013		210,000	90,300
Sanmina Corp. sr. unsec.
sub. notes 8 1/8s, 2016		325,000	126,750
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)		670,000	345,909
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015		360,000	237,600
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013		2,366,000	2,046,590
SunGard Data Systems, Inc. 144A
sr. unsec. notes 10 5/8s, 2015		586,000	501,030
Travelport LLC company
guaranty 11 7/8s, 2016		365,000	102,200
Travelport LLC company
guaranty 9 7/8s, 2014		985,000	369,375
Unisys Corp. sr. unsec.
unsub. notes 12 1/2s, 2016		670,000	187,600
Xerox Capital Trust I company
guaranty 8s, 2027		895,000	611,187
			12,517,636

Telecommunications (6.5%)
American Tower Corp.
sr. notes 7 1/2s, 2012		590,000	581,150
American Tower Corp. 144A
sr. notes 7s, 2017		725,000	645,250
BCM Ireland Finance Ltd. 144A FRN
9.245s, 2016 (Cayman Islands)	EUR	440,000	282,530
Centennial Cellular
Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	722,150
Centennial Communications Corp.
sr. unsec. notes FRN 9.633s, 2013		885,000	858,450
Digicel Group, Ltd. 144A
sr. unsec. notes 8 7/8s, 2015
(Jamaica)		810,000	526,500
Digicel, Ltd. 144A sr. unsec.
unsub. notes 9 1/4s, 2012
(Jamaica)		1,430,000	1,215,500
Inmarsat Finance PLC company
guaranty 10 3/8s, 2012
(United Kingdom)		1,754,000	1,554,484
Intelsat Bermuda, Ltd. company
guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		2,665,000	2,425,150

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Telecommunications continued
Intelsat Intermediate Holding Co.,
Ltd. company guaranty
stepped-coupon zero %
(9 1/4s, 2/1/10), 2015
(Bermuda) ††		$625,000	$475,000
Intelsat Subsidiary Holding Co.,
Ltd. 144A sr. unsec.
notes 8 1/2s, 2013 (Bermuda)		680,000	629,000
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		1,375,000	797,500
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017		285,000	143,925
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		2,175,000	1,946,625
Nextel Communications, Inc.
company guaranty sr. unsec.
notes Ser. D, 7 3/8s, 2015		1,785,000	749,700
Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013		360,000	153,529
Nordic Telephone Co. Holdings ApS
144A sr. sec. bond 8 7/8s, 2016
(Denmark)		260,000	182,000
PAETEC Holding Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		650,000	386,750
Sprint Capital Corp. company
guaranty 6 7/8s, 2028		2,260,000	1,344,700
Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013		990,000	506,138
West Corp. company
guaranty 9 1/2s, 2014		715,000	393,250
Wind Aquisition Finance SA
notes 9 3/4s, 2015 (Netherlands)	EUR	555,000	631,400
Windstream Corp. company
guaranty 8 5/8s, 2016		$1,695,000	1,500,075
Windstream Corp. company
guaranty 8 1/8s, 2013		1,435,000	1,320,200
			19,970,956

Telephone (0.8%)
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014		2,025,000	1,822,500
iPCS, Inc. company
guaranty sr. sec. notes FRN
5.318s, 2013		500,000	355,000
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014		510,000	418,200
			2,595,700

Textiles (1.4%)
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN
Ser. B, 5.698s, 2014		1,685,000	1,187,925
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016		1,025,000	697,000

19

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Textiles continued
Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	$2,405,000	$1,779,700
Oxford Industries, Inc.
sr. notes 8 7/8s, 2011	860,000	649,300
		4,313,925

Utilities and power (8.0%)
AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	485,000	397,700
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	1,085,000	1,036,175
AES Corp. (The) 144A sr. notes
8s, 2020	380,000	294,500
Allegheny Energy Supply 144A
sr. unsec. bond 8 1/4s, 2012	860,000	847,100
CMS Energy Corp. sr. notes
8 1/2s, 2011	430,000	423,467
CMS Energy Corp. sr. notes
7 3/4s, 2010	345,000	339,697
Colorado Interstate Gas Co.
debs. 6.85s, 2037	1,055,000	759,220
Dynegy-Roseton Danskamme
company guaranty Ser. B, 7.67s, 2016	1,130,000	813,600
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	525,000	467,250
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	615,000	562,725
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	1,020,000	836,400
Edison Mission Energy sr. unsec.
notes 7s, 2017	710,000	617,700
Ferrellgas LP/Finance
sr. notes 6 3/4s, 2014	1,240,000	855,600
Ferrellgas LP/Finance 144A
sr. notes 6 3/4s, 2014	360,000	248,400
Ipalco Enterprises, Inc. sr. sec.
notes 8 5/8s, 2011	510,000	476,850
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	170,000	139,400
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	1,060,000	1,025,550
Mirant North America, LLC company
guaranty 7 3/8s, 2013	1,665,000	1,598,400
NRG Energy, Inc. company
guaranty 7 3/8s, 2017	685,000	630,200
NRG Energy, Inc. sr. notes
7 3/8s, 2016	3,905,000	3,631,650
Oncor Electric Delivery Co. 144A
1st mtge. sec. bond 5.95s, 2013	1,220,000	1,137,807
Orion Power Holdings, Inc.
sr. unsec. notes 12s, 2010	1,240,000	1,240,000
PNM Resources, Inc. unsec.
unsub. notes 9 1/4s, 2015	590,000	472,000
PP&L Electric Utilities Corp. 1st
mtge. sr. sec. bond 7 1/8s, 2013	950,000	1,005,141

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Utilities and power continued
Sierra Pacific Power Co. general
ref. mtge. 6 1/4s, 2012	$275,000	$260,975
Sierra Pacific Resources
sr. unsec. notes 8 5/8s, 2014	1,470,000	1,325,318
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 7.2s, 2011	335,000	314,082
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 7s, 2012	525,000	480,534
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	85,000	69,674
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs. 7 1/2s, 2017	500,000	441,043
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs. 7s, 2028	140,000	107,119
Transcontinental Gas
Pipeline Corp. sr. unsec.
debs. 7 1/4s, 2026	1,250,000	1,140,810
Utilicorp United, Inc. sr. unsec.
notes 7.95s, 2011	38,000	37,220
Williams Partners LP/ Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017	520,000	410,800
		24,444,107

Total corporate bonds and notes (cost $350,398,203)		$233,495,695

SENIOR LOANS (9.3%)* (c)

	Principal amount	Value

Automotive (0.3%)
Allison Transmission bank term
loan FRN Ser. B, 4.581s, 2014	$881,353	$487,262
Dana Corp. bank term loan FRN
6.353s, 2015	602,050	283,716
		770,978

Basic materials (0.9%)
Celanese Corp. bank term loan FRN
Ser. B, 5.553s, 2014	355,000	240,132
Domtar Corp. bank term loan FRN
3.251s, 2014 (Canada)	56,078	37,502
Georgia-Pacific, LLC bank term
loan FRN Ser. B, 3.698s, 2013	1,306,550	1,061,026
Graphic Packaging Corp. bank term
loan FRN Ser. C, 6.714s, 2014	285,716	210,858
Huntsman International, LLC bank
term loan FRN Ser. B, 2.221s, 2012	1,257,317	768,011
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	272,450	171,449
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E,
3.546s, 2012	325,365	260,060
		2,749,038

20

Putnam VT High Yield Fund

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Broadcasting (0.1%)
Univision Communications, Inc.
bank term loan FRN Ser. B,
3.686s, 2014	$1,000,000	$398,333
		398,333

Cable television (—%)
Cablevision Systems Corp. bank
term loan FRN 2.949s, 2013	106,309	90,318
		90,318

Capital goods (0.6%)
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 3.662s, 2014	25,542	13,154
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN Ser. B, 5.762s, 2014	487,631	251,130
Manitowoc Co., Inc. (The) bank
term loan FRN Ser. B, 6 1/2s, 2014	585,000	406,575
Sensata Technologies BV bank term
loan FRN 5.257s, 2013
(Netherlands)	260,129	130,064
Sequa Corp. bank term loan FRN
4.78s, 2014	421,203	229,556
Transdigm, Inc. bank term loan FRN
3.498s, 2013	165,000	130,350
Wesco Aircraft Hardware Corp. bank
term loan FRN 7.19s, 2014	385,000	259,875
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	408,125	304,733
		1,725,437

Communication services (0.7%)
Alltel Communications, Inc. bank
term loan FRN Ser. B2, 4.371s, 2015	1,022,988	1,002,782
Alltel Communications, Inc. bank
term loan FRN Ser. B3, 3.939s, 2015	520,068	510,316
Charter Communications
Operating, LLC bank term loan FRN
8.77s, 2014	103,964	81,698
Mediacom Communications Corp. bank
term loan FRN Ser. C, 1.77s, 2015	1,025,875	646,302
		2,241,098

Consumer cyclicals (2.1%)
CCM Merger, Inc. bank term loan
FRN Ser. B, 5.101s, 2012	456,384	205,373
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	219,592	157,322
Citadel Communications bank term
loan FRN Ser. B, 4.726s, 2014	570,000	228,000
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7.538s, 2014	260,000	104,000
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.2s, 2014	619,022	77,997

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
GateHouse Media, Inc. bank term
loan FRN Ser. DD, 9.076s, 2014	$230,978	$29,103
Golden Nugget, Inc. bank term loan
FRN Ser. B, 2.48s, 2014	181,364	47,155
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 3.15s, 2014 (U)	103,636	26,945
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	911,650	665,505
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 2.22s, 2010	2,088,000	1,310,220
Isle of Capri Casinos, Inc. bank
term loan FRN 5.512s, 2014	355,373	208,959
Isle of Capri Casinos, Inc. bank
term loan FRN Ser. A, 5.512s, 2014	107,153	63,006
Isle of Capri Casinos, Inc. bank
term loan FRN Ser. B, 5.512s, 2014	142,149	83,584
Lear Corp bank term loan FRN
4.584s, 2013	268,365	117,947
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	586,667	320,711
Navistar International Corp. bank
term loan FRN 3.721s, 2012	1,613,333	881,956
Six Flags Theme Parks bank term
loan FRN 3.686s, 2015	1,449,575	843,653
Tribune Co. bank term loan FRN
Ser. B, 5 1/4s, 2014 (In default)	2,241,625	619,650
Tropicana Entertainment bank term
loan FRN Ser. B, 4 1/2s, 2011	700,000	159,833
United Components, Inc. bank term
loan FRN Ser. D, 4.39s, 2012	164,667	113,620
Visteon Corp. bank term loan FRN
Ser. B, 7 3/4s, 2013	495,000	117,975
		6,382,514

Consumer staples (0.4%)
Dole Food Co., Inc. bank term loan
FRN Ser. B, 2.719s, 2013	68,848	47,735
Dole Food Co., Inc. bank term loan
FRN Ser. C, 4.7s, 2013	256,507	177,845
Dole Food Co., Inc. bank term loan
FRN Ser. C, 4.689s, 2013	38,844	26,932
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	83,318	56,573
Rental Service Corp. bank term
loan FRN 7.402s, 2013	1,130,000	597,135
Rite-Aid Corp. bank term loan FRN
Ser. B, 3.795s, 2014	84,363	49,141
Ticketmaster bank term loan FRN
Ser. B, 6.64s, 2014	310,000	210,800
		1,166,161

Energy (—%)
Enterprise GP Holdings, LP bank
term loan FRN 5.663s, 2014	100,000	81,000
		81,000

21

Putnam VT High Yield Fund

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Financials (—%)
General Growth Properties, Inc.
bank term loan FRN Ser. A, 2.98s,
2010 (R)	$90,000	$26,036
Nuveen Investments, Inc. bank term
loan FRN Ser. B, 4.363s, 2014	332,488	126,345
		152,381

Health care (1.9%)
Bausch & Lomb, Inc. bank term loan
FRN Ser. B, 7.012s, 2015	868,978	587,181
Bausch & Lomb, Inc. bank term loan
FRN Ser. DD, 7.012s, 2015(U)	219,439	148,278
Biomet, Inc. bank term loan FRN
Ser. B, 6.762s, 2015	286,118	243,379
Community Health Systems, Inc.
bank term loan FRN Ser. B,
4.445s, 2014	1,012,304	784,789
Community Health Systems, Inc.
bank term loan FRN Ser. DD,
3.404s, 2014(U)	52,959	41,057
Fenwal Controls of Japan, LTD.
bank term loan FRN 4.444s, 2014
(Japan)	1,262,431	763,771
Fenwal Controls of Japan, LTD.
bank term loan FRN Ser. DD,
4.446s, 2014 (Japan)	232,498	140,662
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	1,410,957	862,700
Healthsouth Corp. bank term loan
FRN Ser. B, 4.699s, 2013	970,835	743,382
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
8.758s, 2014	1,638,584	893,028
Surgical Care Affiliates, Inc.
bank term loan FRN Ser. B,
5.762s, 2015	299,241	149,620
United Surgical Partners
International, Inc. bank term
loan FRN 3.988s, 2014	819,428	508,046
		5,865,893

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN
3.853s, 2013 (R)	175,509	109,108
Realogy Corp. bank term loan FRN
Ser. B, 5.706s, 2013 (R)	651,891	405,259
		514,367

Media (0.1%)
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	778,090	237,318
		237,318

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Oil and gas (0.1%)
Quicksilver Resources, Inc. bank
term loan FRN 7 3/4s, 2013	$266,518	$171,904
Targa Resources, Inc. bank term
loan FRN 5.97s, 2012	198,223	122,615
Targa Resources, Inc. bank term
loan FRN 3.637s, 2012	113,218	70,033
		364,552

Retail (0.1%)
Michaels Stores, Inc. bank term
loan FRN Ser. B, 3.523s, 2013	581,106	298,834
		298,834

Technology (0.4%)
Compucom Systems, Inc. bank term
loan FRN 4.94s, 2014	487,416	316,820
First Data Corp. bank term loan
FRN Ser. B1, 3.416s, 2014	691,250	442,153
First Data Corp. bank term loan
FRN Ser. B3, 3.416s, 2014	208,693	133,489
Flextronics International, Ltd.
bank term loan FRN Ser. B,
7.069s, 2014 (Singapore)	163,114	102,218
Flextronics International, Ltd.
bank term loan FRN Ser. B,
6.155s, 2014 (Singapore)	567,636	355,719
		1,350,399

Telephone (—%)
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	27,468	22,759
		22,759

Utilities and power (1.4%)
Calpine Corp. bank term loan FRN
Ser. B, 6.645s, 2014	890,000	652,878
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 5.603s, 2014	2,884,547	1,993,943
Energy Future Holdings Corp. bank
term loan FRN Ser. B3, 5.382s, 2014	2,389,750	1,651,915
		4,298,736

Total senior loans (cost $46,307,920)		$28,710,116

CONVERTIBLE BONDS AND NOTES (2.5%)*

	Principal amount	Value

Acquicor Technology, Inc.
144A cv. notes 8s, 2011	$607,000	$151,750
Advanced Micro
Devices, Inc. cv. sr. unsec.
notes 5 3/4s, 2012	550,000	189,063
Alliant Techsystems, Inc. cv.
sr. sub. notes 2 3/4s, 2024	745,000	851,163

22

Putnam VT High Yield Fund

CONVERTIBLE BONDS AND NOTES (2.5%)* continued

	Principal amount	Value

Chiquita Brands
International cv. sr. unsec.
notes 4 1/4s, 2016	$490,000	$368,480
General Cable Corp. cv. company
guaranty sr. unsec. notes 1s, 2012	535,000	333,706
General Growth Properties, Inc.
144A cv. sr. notes 3.98s, 2027 (R)	895,000	87,263
Intel Corp. cv. sub. bonds 2.95s, 2035	630,000	545,738
L-3 Communications Corp.
144A cv. bonds 3s, 2035	590,000	587,050
Lamar Advertising Co. cv. sr. unsec.
unsub. notes Ser. B, 2 7/8s, 2010	610,000	453,688
LifePoint Hospitals, Inc. cv. sr. sub.
notes 3 1/2s, 2014	925,000	625,531
Massey Energy Co. cv. company
guaranty sr. unsub. notes 3 1/4s, 2015	1,963,000	1,064,926
NII Holdings, Inc.
144A cv. sr. unsec. notes 3 1/8s, 2012	971,000	588,669
Pantry, Inc. (The) cv. sr. sub. notes
3s, 2012	1,380,000	826,275
Transocean, Inc. cv. sr. unsec.
notes Ser. C, 1 1/2s, 2037	690,000	531,300
Trinity Industries, Inc. cv. sub. notes
3 7/8s, 2036	990,000	450,450

Total convertible bonds and notes (cost $10,144,245)		$7,655,052

COMMON STOCKS (0.8%)*

	Shares	Value

AboveNet, Inc. †	610	$17,690
Adelphia Recovery Trust
(Ser. ACC-1) †	1,358,502	54,340
Bohai Bay Litigation, LLC
(Units) (F)	2,670	124,165
Chesapeake Energy Corp.	10,260	165,904
Dana Holding Corp. †	33,914	25,096
Decrane Aircraft Holdings, Inc. (F) †	11,167	11
El Paso Corp.	34,660	271,388
Elizabeth Arden, Inc. †	18,415	232,213
Jarden Corp. †	24,085	276,978
Pinnacle Entertainment , Inc. †	30,275	232,512
Qwest Communications
International, Inc.	90,475	329,329
Service Corporation International	69,075	343,303
Time Warner Cable, Inc. Class A †	409	8,773
Titan Europe PLC (United Kingdom)	66,475	17,984
Titan International, Inc.	7,718	63,674
Vertis Holdings, Inc. (F) †	33,617	34
Williams Cos., Inc. (The)	19,143	277,191

Total common stocks (cost $5,787,705)		$2,440,585

CONVERTIBLE PREFERRED STOCKS (0.6%)*

	Shares	Value

Crown Castle International Corp.
$3.125 cum. cv. pfd.	16,145	$578,193
Digital Realty Trust, Inc.
$1.094 cv. pfd.	26,035	458,055
Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.	31,889	71,750
Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	6,837	318,659
Interpublic Group
of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	1,723	560,819
Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default)	1,120	560

Total convertible preferred stocks (cost $5,955,419)		$1,988,036

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*

Principal amount		Value

Argentina (Republic of ) bonds
FRB 3s, 2013	$1,470,000	$482,183

Total foreign government bonds and notes (cost $749,700)		$482,183

PREFERRED STOCKS (0.1%)*

	Shares	Value

Decrane Aircraft Holdings, Inc.
$16.00 pfd. ‡‡	8,000	$56,000
GMAC Preferred Blocker, Inc. 144A
stepped-coupon 9% (7%, 1/17/09) pfd. †† (F)	1,159	382,470

Total preferred stocks (cost $477,257)		$438,470

COLLATERALIZED MORTGAGE OBLIGATIONS (—%)*

Principal amount		Value

Mach One Commercial Mortgage Trust
144A Ser. 04-1A, Class J, 5.45s,
2040 (Canada)	$155,000	$15,500

Total collateralized mortgage obligations (cost $139,446)		$15,500

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

AboveNet, Inc.	9/08/10	$24	236	$2,360
Dayton Superior Corp.
144A (F)	6/15/09	0.01	1,950	1,578
Decrane Aircraft
Holdings Co. Class B	6/30/10	116.00	1	—
New ASAT Finance, Ltd.
(Cayman Islands) (F)	2/01/11	0.01	179,400	—
Smurfit Kappa Group
PLC 144A (Ireland)	10/01/13	EUR 0.001	432	5,511
Vertis Holdings, Inc.
(F)	10/18/15	$0.01	2,656	—

Total warrants (cost $63,874)				$9,449

23

Putnam VT High Yield Fund

SHORT-TERM INVESTMENTS (6.9%)*

	Shares	Value

Federated Prime Obligations Fund	21,035,107	$21,035,107

Total short-term investments (cost $21,035,107)		$21,035,107

Total investments (cost $441,058,876)		$296,270,193

Key to holding’s currency abbreviations

EUR	Euro

* Percentages indicated are based on net assets of $307,350,760.

† Non-income-producing security.

† † The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate

‡ Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically.The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On December 31, 2008, fair value pricing was also used for certain foreign securities in the portfolio (Note 1)

(R) Real Estate InvestmentTrust.

(U)These securities, in part or in entirety, represent unfunded loan commitments (Note7).

At December 31, 2008, liquid assets totaling $4,463,593 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$716,660	$652,136	1/21/09	$64,524

Total				$64,524

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$3,417,735	$3,132,617	1/21/09	$(285,118)

Total				$(285,118)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%, 11/15/11	B1	$—		$300,000	9/20/12	350 bp	$(31,301)

Visteon Corp., 7%, 3/10/14	—	(131,484)		495,000	9/20/13	(500 bp)	225,183

Citibank, N.A.
Lear Corp., T/L Bank Loan	—	—		270,000	6/20/13	(225 bp)	149,903

Lear Corp., T/L Bank Loan	BB-	—		270,000	6/20/13	700 bp	(120,278)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		230,000	6/20/13	585 bp	(62,306)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		190,000	3/20/09	275 bp	(3,936)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	—	—	EUR	108,000	3/20/13	(495 bp)	5,174

Credit Suisse International
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		$380,000	6/20/09	165 bp	(32,422)

Harrahs Operating Co. Inc.,
5 5/8%, 6/1/15	Caa3	—		580,000	3/20/09	600 bp	(36,716)

Deutsche Bank AG
Nalco Co., 7.75%, 11/15/11	B1	—		285,000	12/20/12	363 bp	(29,706)

Sungard Data Systems, Inc.,
9 1/8%, 8/15/13	B3	—		688,000	12/20/13	585 bp	(58,532)

JPMorgan Chase Bank, N.A.
Claire’s Stores, 9 5/8%, 6/1/15	Caa1	—		190,000	6/20/12	230 bp	(100,668)

Jefferson Smurfit Corp., 7.5%, 6/1/13	Caa1	—		135,000	3/20/13	685 bp	(85,067)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		185,000	6/20/13	595 bp	(49,635)

24

Putnam VT High Yield Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—	$125,000	6/20/09	190 bp	$(11,936)

Nalco Co., 7.75%, 11/15/11	B1	—	305,000	9/20/12	330 bp	(33,710)

Nalco Co., 7.75%, 11/15/11	B1	—	380,000	3/20/13	460 bp	(32,745)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—	965,000	9/20/13	(760 bp)	96,026

Total						$(212,672)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 - Valuations based on quoted prices for identical securities in active markets.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments*

Level 1	$23,281,518	$—
Level 2	272,808,304	(433,266)
Level 3	180,371	—

Total	$296,270,193	$(433,266)

* Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

		Other
	Investments in	financial
	securities	instruments*

Balance as of December 31, 2007	$299,261	$—
Accrued discounts/premiums	8,106	—
Realized gain/loss	(4,849,389)	—
Change in net unrealized
appreciation (depreciation)	5,192,333	—
Net purchases/sales	(469,940)	—
Net transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$180,371	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
25

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities

December 31, 2008
Putnam VT
High Yield
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$296,270,193
Cash	1,427,570
Foreign currency, at value (Note 1)	1,886
Dividends, interest, and other receivables	8,102,051
Receivable for shares of the fund sold	495,164
Receivable for securities sold	3,384,640
Receivable for open forward currency contracts (Note 1)	64,524
Unrealized appreciation on swap contracts (Note 1)	476,286
Receivable for open swap contracts (Note 1)	1,674,202
Receivable for closed swap contracts (Note 1)	1,919,530
Premiums paid on swap contracts (Note 1)	131,484
Receivable for receivable purchase agreement (Note 2)	911,896
Receivable from Manager (Note 2)	1,393

Total assets	314,860,819

Liabilities
Payable for securities purchased	5,565,306
Payable for purchases of delayed delivery securities (Notes 1, 6, and 7)	189,406
Payable for shares of the fund repurchased	46,945
Payable for compensation of Manager (Notes 2 and 5)	468,853
Payable for investor servicing fees (Note 2)	7,742
Payable for Trustee compensation and expenses (Note 2)	122,463
Payable for administrative services (Note 2)	1,753
Payable for distribution fees (Note 2)	17,311
Payable for open forward currency contracts (Note 1)	285,118
Unrealized depreciation on swap contracts (Note 1)	688,958
Payable for closed swap contracts (Note 1)	53,025
Other accrued expenses	63,179

Total liabilities	7,510,059

Net assets	$307,350,760

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$688,159,173
Undistributed net investment income (loss) (Note 1)	36,843,846
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(273,342,256)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(144,310,003)

Total — Representing net assets applicable to capital
shares outstanding	$307,350,760

Computation of net asset value Class IA
Net Assets	$222,063,497
Number of shares outstanding	44,400,861
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.00
Computation of net asset value Class IB
Net Assets	$85,287,263
Number of shares outstanding	17,188,181
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.96

Cost of investments, (Note 1):
Unaffiliated issuers	$441,058,876
Cost of foreign currency (Note 1)	1,874

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

PUTNAM VARIABLETRUST

Statement of Operations

Year ended December 31, 2008
Putnam VT
High Yield
Fund

Investment income
Dividends	$422,903
Interest-unaffiliated issuers	37,993,325
Interest-affiliated issuers (Note 5)	483,638
Securities lending	91,892

Total investment income	38,991,758

Expenses
Compensation of Manager (Note 2)	3,009,840
Investor servicing fees (Note 2)	129,590
Custodian fees (Note 2)	20,187
Trustee compensation and expenses (Note 2)	37,271
Administrative services (Note 2)	26,636
Distribution fees-class IB (Note 2)	311,855
Auditing	102,214
Legal	72,713
Other	125,754
Fees waived and reimbursed by Manager (Notes 2 and 5)	(421,144)

Total expenses	3,414,916

Expense reduction (Note 2)	(62,374)

Net expenses	3,352,542

Net investment income (loss)	35,639,216
Net realized gain (loss) on investments (Notes 1 and 3)	(34,092,158)
Net realized gain (loss) on swap contracts (Note 1)	5,923,568
Net realized gain (loss) on foreign currency transactions (Note 1)	389,485
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	(376,422)
Net unrealized appreciation (depreciation) of investments,
swap contracts and futures contracts during the year	(121,977,226)

Net gain (loss) on investments	(150,132,753)

Net increase (decrease) in net assets resulting
from operations	$(114,493,537)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
27

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets

	Putnam VT
	High Yield Fund
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$35,639,216	$42,611,266
Net realized gain (loss) on investments and
foreign currency transactions	(27,779,105)	7,080,686
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(122,353,648)	(31,576,865)

Net increase (decrease) in net assets
resulting from operations	(114,493,537)	18,115,087

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(30,060,340)	(32,095,983)
Class IB	(12,192,359)	(12,858,792)
Increase (decrease) from capital share
transactions (Note 4)	(48,814,582)	(59,284,021)

Total increase (decrease) in net assets	(205,560,818)	(86,123,709)

Net assets:
Beginning of year	512,911,578	599,035,287

End of year	$307,350,760	$512,911,578

Undistributed net investment income (loss),
end of year	$36,843,846	$40,285,321

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

THIS PAGE LEFT BLANK INTENTIONALLY

29

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT High Yield Fund (Class IA)
December 31, 2008	$7.45	.54	(2.33)	(1.79)	(.66)	—	—	(.66)	—	$5.00	(26.21)	$222,063.72		8.37	24.21
December 31, 2007	7.83	.58	(.33)	.25	(.63)	—	—	(.63)	—	7.45	3.17	360,197.73		7.67	43.25
December 31, 2006	7.68	.56	.20	.76	(.61)	—	—	(.61)	—	7.83	10.60	431,054.74		7.46	51.55
December 31, 2005	8.10	.56	(.31)	.25	(.67)	—	—	(.67)	—	7.68	3.47	460,707.76		7.27	43.21
December 31, 2004	7.97	.58	.24	.82	(.69)	—	—	(.69)	—	8.10	10.99	525,899.78		7.47	50.44

Putnam VT High Yield Fund (Class IB)
December 31, 2008	$7.39	.52	(2.31)	(1.79)	(.64)	—	—	(.64)	—	$4.96	(26.37)	$85,287.97		8.11	24.21
December 31, 2007	7.78	.56	(.34)	.22	(.61)	—	—	(.61)	—	7.39	2.79	152,715.98		7.42	43.25
December 31, 2006	7.62	.54	.21	.75	(.59)	—	—	(.59)	—	7.78	10.52	167,982.99		7.20	51.55
December 31, 2005	8.05	.53	(.31)	.22	(.65)	—	—	(.65)	—	7.62	3.10	170,165	1.01	7.02	43.21
December 31, 2004	7.94	.55	.23	.78	(.67)	—	—	(.67)	—	8.05	10.54	175,106	1.03	7.18	50.44

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage/service arrangements (Note 2).

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Market Fund during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA shares and class IB shares reflect a reduction of the following amounts based on the fund’s average net assets (Note 5):

Percentage
of average
net assets

December 31, 2008	0.10%

December 31, 2007	0.06

December 31, 2006	0.07

December 31, 2005	0.02

December 31, 2004	<0.01

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30	31

PUTNAM VARIABLETRUST

Notes to Financial Statements
December 31, 2008

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES

Putnam VT High Yield Fund (the “fund”), a Massachusetts business trust, is one of a series of funds comprising Putnam Variable Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, with a secondary objective of capital growth when consistent with achieving high income, by primarily investing in bonds of U.S. companies across a wide range of industries. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. The fund invests in higher yielding, lower rated bonds that have a higher rate of default.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported —as in the case of some securities traded over-the-counter —a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices

32

for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At December 31, 2008, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted and illiquid securities and derivatives, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date.Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income

33

and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and

34

written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

J) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.

35

Income from securities lending is included in investment income on the Statement of operations. At December 31, 2008, the fund had no securities out on loan.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the fund had a capital loss carryover of $269,369,178 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$88,127,331	December 31, 2009
116,537,335	December 31, 2010
16,826,743	December 31, 2011
11,865,538	December 31, 2012
6,791,658	December 31, 2013
728,766	December 31, 2014
28,491,807	December 31, 2016

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, the expiration of capital loss carryover, income on swap contracts, and receivable purchase agreement gain. Reclassifi-cations are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the fund reclassified $3,172,008 to increase undistributed net investment income and $69,872,333 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $66,700,325.

The tax basis components of distributable earnings as of December 31, 2008 were as follows:

Unrealized appreciation	$436,400
Unrealized depreciation	(146,195,731)
—————————
Net unrealized depreciation	(145,759,331)
Undistributed ordinary income	36,410,581
Capital loss carryover	(269,369,178)
Cost for federal income tax purposes	$442,029,524

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 57.7% of the fund is owned by accounts of one group of insurance companies.

NOTE 2

MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the

36

next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses.

For the year ended December 31, 2008, the fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived $406,323 of its management fee from the fund.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 26, 2008, the fund entered into Agreements with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $3,538,401 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Receivable will offset against the Fund’s net receivable from Lehman Brothers Special Financing Inc. which is included in the Statement of assets and liabilities within the Receivable for closed swap contracts line item. The Agreements, which are included in the Statement of assets and liabilities, are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund through December 31, 2008. Subsequent to December 31, 2008, these services were provided by Putnam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the year ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the year ended December 31, 2008, the fund’s expenses were reduced by $62,374 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $399, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

37

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3

PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $96,270,668 and $139,228,876, respectively. There were no purchases or sales of U.S. government securities.

NOTE 4

CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT High Yield Fund Class IA
Shares sold	3,997,152	$24,393,609	4,032,942	$30,519,574
Shares issued in connection with reinvestment of distributions	4,547,706	30,060,340	4,302,411	32,095,983

	8,544,858	54,453,949	8,335,353	62,615,557
Shares repurchased	(12,460,227)	(80,904,575)	(15,043,325)	(114,669,837)

Net decrease	(3,915,369)	$(26,450,626)	(6,707,972)	$(52,054,280)

Putnam VT High Yield Fund Class IB
Shares sold	1,565,399	$9,294,072	1,487,606	$11,190,425
Shares issued in connection with reinvestment of distributions	1,858,591	12,192,359	1,735,330	12,858,792

	3,423,990	21,486,431	3,222,936	24,049,217
Shares repurchased	(6,889,587)	(43,850,387)	(4,170,559)	(31,278,958)

Net decrease	(3,465,597)	$(22,363,956)	(947,623)	$(7,229,741)

38

NOTE 5

INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, management fees paid were reduced by $14,821 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund were recorded as interest income in the Statement of operations and totaled $483,638 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $70,397,650 and $104,207,428, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6

SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7

UNFUNDED LOAN COMMITMENTS

As of December 31, 2008, the fund had unfunded loan commitments of $192,173, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

Bausch & Lomb, Inc.	$87,776
Community Health Systems, Inc.	35,306
Golden Nugget, Inc.	69,091
Total	$192,173

NOTE 8

REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 9

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how

39

and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

NOTE 10

MARKET AND CREDIT RISK

In the normal course of business the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

40

PUTNAM VARIABLE TRUST

Federal Tax Information
(Unaudited)

The fund has designated 1.01% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

41

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

42

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

43

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

44

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)

December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004 Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

45

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam Manage-
Jonathan S. Horwitz (Born 1955)	ment and Putnam Retail Management. Prior to 2004, General
Senior Vice President and Treasurer	Counsel, State Street Research & Management Company
Since 2004
Robert R. Leveille (Born 1969)
Prior to 2004, Managing Director, Putnam Investments	Vice President and Chief Compliance Officer
Since 2007
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Managing Director, Putnam Investments, Putnam Management,
Since 2002	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Senior Managing Director, Putnam Investments	Counsel, Liberty Funds Group LLC

Janet C. Smith (Born 1965)	Mark C. Trenchard (Born 1962)
Vice President, Principal Accounting Officer	Vice President and BSA Compliance Officer
and Assistant Treasurer	Since 2002
Since 2007
Managing Director, Putnam Investments
Managing Director, Putnam Investments
and Putnam Management	Judith Cohen (Born 1945)
Vice President, Clerk and Assistant Treasurer
Susan G. Malloy (Born 1957)	Since 1993
Vice President and Assistant Treasurer
Since 2007	Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer and Assistant Clerk
Managing Director, Putnam Investments	Since 2005

Beth S. Mazor (Born 1958)	Senior Associate Treasurer/Assistant Clerk of Funds
Vice President
Since 2002	Nancy E. Florek (Born 1957)
Vice President, Assistant Clerk, Assistant Treasurer
Managing Director, Putnam Investments	and Proxy Manager
Since 2005
James P. Pappas (Born 1953)
Vice President	Manager, Mutual Fund Proxy Voting
Since 2004

Managing Director, Putnam Investments and Putnam Manage-
ment. During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

46

THIS PAGE LEFT BLANK INTENTIONALLY

47

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager
Putnam Investments Limited
57-59 St James's Street
London, England SW1A 1LD

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services, Inc.
Mailing address:
P.O. Box 8383
Boston, MA 02266-8383
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees
John A. Hill, *Chairman*
Jameson A. Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
Richard B. Worley

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

255478 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$98,876	$--	$4,831	$585*

December 31, 2007	$89,905	$64	$4,522	$306*

* Includes fees of $585 and $306 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $176,962 and $80,521 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$73,000	$ -	$ -

December 31, 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009